Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other commitments
Rental expenses under operating leases	¥ 68,757	¥ 74,390	¥ 95,688
Loss Contingency, Damages Sought, Value	38,000
Operating lease
2019	45,400
2020	29,011
2021	15,098
Total	89,509
Capital Commitments For Logistic Warehouse Construction [Member]
Non-cancelable agreements:
2019-2020	¥ 226,725